RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Accounts Payable

The spouse of the Company’s Chief Science Officer, through an entity she controls, leases office and lab space to the Company. As of April 30, 2024 and October 31, 2023, the Company owes this entity $0 and $28,222, respectively, in past due rent. This amount is included in Accounts Payable on the balance sheet. The rental rates charged to the Company, $5,645 per month, are consistent with commercial rental rates in the area.

Convertible Notes, Debt Discount and Accrued Interest

The principal balance outstanding on the 2021 Series Convertible note, which is owned by a relative of the former CFO, amounted to $480,000 and $480,000 as of April 30, 2024 and October 31, 2023, respectively. During the three and six months ended April 30, 2024 and 2023, the Company recorded $6,098 and $11,967, and $5,852 and $11,901, respectively, in interest expense related to these notes. As of April 30, 2024 and October 31, 2023, accrued, but unpaid, interest on these notes was $66,131 and $53,804, respectively.

Consulting Agreement with 5% Stockholder

On December 1, 2021, we entered into a consulting agreement with John Evans (the “Consulting Agreement”), a greater than 5% stockholder and our former Chief Financial Officer, pursuant to which Mr. Evans provides advisory services to our Chief Executive and Chief Financial Officers. Under the Consulting Agreement, Mr. Evans is paid $200,000 per year for his services, increasing to $250,000 per year upon the Company receiving a financing of $10 million or more. The Consulting Agreement further provides that all prior options granted to Mr. Evans under his prior agreements with the Company, specifically those that were granted on May 1, 2018, November 30, 2020, October 1, 2021, shall survive and continue to vest according to their original terms.

The Consulting Agreement will terminate on December 1, 2025 (the “Agreement Termination Date”). If Mr. Evans is terminated by the Company for any reason prior to the Agreement Termination Date, or there occurs a Change in Control (as defined in the Consulting Agreement), Mr. Evans will be entitled to the continued payment of amounts due under the Consulting Agreement for the remaining term of the Consulting Agreement, as well as continued vesting of all outstanding options granted to Mr. Evans.

NOTE 10 – RELATED PARTY TRANSACTIONS

Settlement Agreement with Dr. Zamora

As part of the Settlement Agreement dated November 20, 2022 (the “Effective Date”), the parties agreed to confidentiality and non-disparagement restrictions, as well as a release of any potential claims against each other. In addition, certain provisions of Dr. Zamora’s Employment Agreement that survive termination of employment were modified to provide that Dr. Zamora shall not, for a period of one year from the Effective Date, “directly or indirectly solicit any person who has been a customer or employee of the Company during the period of one (1) year prior to the Effective Date.” The Settlement Agreement also provides for the termination of all previous supply agreements between the Company and Dr. Zamora, effective immediately, with such previous agreements to be replaced by the Supply Agreement described below.

Standstill Agreement

On the Effective Date, in connection with the Settlement Agreement, the Company entered into a Standstill Agreement with Dr. Zamora (the “Standstill Agreement”).

Supply Agreement

On the Effective Date, in connection with the Settlement Agreement, the Company entered into a Supply Agreement with Dr. Zamora (the “Supply Agreement”), pursuant to which the Company agreed to provide InfiniVive MD Exosome Serum and InfiniVive Daily Serum (the “Cosmetic Products”) to Dr. Zamora at his request. The provision of the Cosmetic Products under the Supply Agreement is subject to minimum and maximum quantity limitations. The Supply Agreement is effective for a period of five years, unless earlier terminated. The Company or Dr. Zamora may terminate the Supply Agreement immediately in prescribed circumstances, including if either party defaults with respect to its obligations under the Supply Agreement and, if the default is capable of being cured, does not cure such default within 30 days after receiving notice of such default. If the Supply Agreement is deemed terminated by Dr. Zamora for failure of the Company to supply the Cosmetic Products in accordance with its terms or by the Company without cause, the Standstill Agreement would be deemed terminated and of no further force or effect.

Memorandum of Understanding

On the Effective Date, in connection with the Settlement Agreement, the Company entered into a Memorandum of Understanding with Dr. Zamora (the “MOU”) in order to support clinical research for the Company’s AlloRx® stem cells (“AlloRx”). Under the MOU, the Company agreed to provide AlloRx at a specified price to international clinical research facilities or other clinics with which Dr. Zamora may become affiliated, provided that certain regulatory conditions are satisfied, including proof of satisfaction of applicable United States and local legal requirements. The MOU will be effective for a period of five years, unless earlier terminated or replaced by mutual written agreement between Dr. Zamora and the Company. The MOU may also be earlier terminated in the event any clinic or the Company materially breaches the terms and conditions of the MOU. In the event the MOU is terminated by Dr. Zamora for failure of the Company to supply AlloRx in accordance with its terms or by the Company without cause, the Standstill Agreement would be deemed terminated and of no further force or effect.

Accounts Receivable and Revenues

Dr. Zamora was also a significant customer of the Company in his capacity as a practicing physician. (See Note 9 for more information regarding Dr. Zamora.) As of October 31, 2023 and 2022, Dr. Zamora owed the Company $0 and $0, respectively. During the years ended October 31, 2023 and 2022, Dr. Zamora accounted for $36,000 and $30,500 in product sales, respectively. These sales amounts were 2% and 1% of total sales, respectively, for the years ended October 31, 2023 and 2022.

Accounts Payable and Other Accrued Liabilities

The spouse of the Company’s Chief Science Officer, through an entity she controls, leases office and lab space to the Company. As of October 31, 2023 and 2022, the Company owes this entity $28,222 and $0, respectively, in past due rent. This amount is included in Accounts Payable on the balance sheet. The rental rates charged to the Company, $5,645 per month, are consistent with commercial rental rates in the area.

As of October 31, 2023 and 2022, the Company owed an entity controlled by Dr. Zamora $0 and $137,953, respectively, for goods and services paid for on behalf of the Company by the related entity. Amounts due to Dr. Zamora were relieved in November 2022 as part of the Settlement Agreement as described elsewhere herein.

As of October 31, 2023 and 2022, the Company owed the former CEO of Fitore $0 and $94,559 respectively, in severance pay and related taxes.

Convertible Notes, Debt Discount and Accrued Interest

On August 1, 2021, in connection with the acquisition of Fitore (Note 4), the Company issued 2021 Series Unsecured Convertible Notes in the amount of $1,000,000 to the four former shareholders of Fitore. The notes earned interest at 5%, mature on July 31, 2024 and are convertible, at the holder’s option, at $26.00 per common share. On October 22, 2021, the holder of $200,000 of the convertible notes converted the note and accrued but unpaid interest into four Series A Preferred Stock units. On April 15, 2022, the holders of $320,000 of the convertible notes converted the notes and accrued but unpaid interest into 12,741 shares of common stock. The remaining principal balance outstanding on the 2021 Series Convertible notes amounted to $480,000 and $480,000 as of October 31, 2023 and 2022, respectively. During the years ended October 31, 2023 and 2022, the Company recorded $23,821 and $31,276, respectively, in interest expense related to these notes. As of October 31, 2023 and 2022, accrued, but unpaid, interest on these notes was $53,804 and $29,983, respectively.

Lease with Spouse of Chief Science Officer

The spouse of our Chief Science Officer, through entities she controls, leases office and lab space to our company. The rent is $5,645 per month plus taxes, insurance and utilities. We believe that the rental rate charged to us under this lease are consistent with commercial rental rates in the area.

Consulting Agreement with 5% Stockholder

On December 1, 2021, we entered into a consulting agreement with John Evans (the “Consulting Agreement”), a greater than 5% stockholder and our former Chief Financial Officer, pursuant to which Mr. Evans provides advisory services to our Chief Executive and Chief Financial Officers. Under the Consulting Agreement, Mr. Evans is paid $200,000 per year for his services, increasing to $250,000 per year upon the Company receiving a financing of $10 million or more. The Consulting Agreement further provides that all prior options granted to Mr. Evans under his prior agreements with the Company, specifically those that were granted on May 1, 2018, November 30, 2020, October 1, 2021, shall survive and continue to vest according to their original terms.

The Consulting Agreement will terminate on December 1, 2025 (the “Agreement Termination Date”). If Mr. Evans is terminated by the Company for any reason prior to the Agreement Termination Date, or there occurs a Change in Control (as defined in the Consulting Agreement), Mr. Evans will be entitled to the continued payment of amounts due under the Consulting Agreement for the remaining term of the Consulting Agreement, as well as continued vesting of all outstanding options granted to Mr. Evans.